Share-Based Compensation - Additional Information (Detail) $ in Thousands		5 Months Ended	7 Months Ended	12 Months Ended
	Jul. 31, 2019 USD ($) shares	Dec. 31, 2019 USD ($) shares	Jul. 31, 2019 shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) shares	Jan. 01, 2018 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement options compensation | $					$ 1,188
4 front ventures inc [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based payment arrangement number of fully vested stock options outstanding	6,791,760		6,791,760		6,791,760	6,791,760
Share based compensation by share based payment arrangement number of stock options issued	0		0
Holdings [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based payment arrangement number of stock options issued	0		0
Class C [member] | Cannex Capital Holdings Inc [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement options compensation | $	$ 3,776
Share based compensation by share based payment arrangement options granted			34,572
Stock options vested [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation equity based | $		$ 2,137
Holdings equity based compensation options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation equity based | $				$ 3,766	$ 1,188
Replacement options [member] | 4 front ventures inc [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based payment arrangement options granted		6,791,760
Top of range [member] | Class A [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options available for grant as a percentage of number of outstanding shares		10.00%		10.00%
Excercise price as a percentage of fair market value of shares		100.00%		100.00%
Description of maximum term of options granted for share based payment arrangement				10 years
Top of range [member] | Class B [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options available for grant as a percentage of number of outstanding shares		10.00%		10.00%
Excercise price as a percentage of fair market value of shares		100.00%		100.00%
Description of maximum term of options granted for share based payment arrangement				10 years